Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Equipment
	September 30,	December 31,
	2023	2022

Machinery and equipment	$39,067	$37,463
Total	39,067	37,463

Less: accumulated depreciation	(8,541)	(5,207)

Total property and equipment, net	$30,526	$32,256

	December 31, 2022	December 31, 2021

Machinery and equipment	$37,463	$-
Total	37,463	-

Less: accumulated depreciation	(5,207)	-

Total equipment, net	$32,256	$-